Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Time deposits:
Total interest-bearing deposits	$ 360,824	$ 360,608
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	77,725	76,327
Savings	155,336	149,937
Time deposits:
In excess of $250,000	13,191	12,280
Other	114,572	122,064
Total interest-bearing deposits	$ 360,824	$ 360,608